Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Note 7 - Property and Equipment, Net

Property and equipment as of December 31, 2014 and 2013 was as follows:

		December 31,
	Life	2014	2013
Manufacturing equipment	3-5 years	$599,000	$599,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		734,000	734,000
Less: accumulated depreciation		733,000	727,000
Property and equipment, net		$1,000	$7,000